SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Product Information [Line Items]
Accumulated deficit	$ 5,628,543			$ 5,508,297	$ 5,256,887
Cash equivalents				0	0
Advance deposits	12,011			13,357	2,611
Advance deposit liability					0
Depreciation	0	$ 0		0	0
Advertising expense	$ 0	$ 0		$ 0	$ 0
Dilutive securities	0	0		0	0
Preferred stock, shares outstanding	2,000,000			2,000,000	2,000,000
Cash, FDIC insured amount	$ 250,000			$ 250,000
Cash	24,271			47,382	$ 45,579
Allowances for sales returns and doubtful accounts	0	$ 0
Stock-based compensation for shares issued to consultants	4,507
Income tax payable	$ 0			$ 0
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Service [Member]
Product Information [Line Items]
Concentration risk percentage		32.00%	68.00%	58.00%	32.00%
Two Major Customers [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percentage	95.00%			66.00%	66.00%
Two Major Customers [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	90.00%	95.00%		30.00%	22.00%
Series A Preferred Stock [Member]
Product Information [Line Items]
Preferred stock, shares outstanding	2,000,000	2,000,000		2,000,000	2,000,000
Minimum [Member]
Product Information [Line Items]
Intangible asset, useful life	10 years			10 years
Maximum [Member]
Product Information [Line Items]
Intangible asset, useful life	20 years			20 years
Computer Equipment [Member]
Product Information [Line Items]
Property, Plant, and Equipment, Useful Life	5 years			5 years